Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,299,721)	$ (6,401,494)
Gain on discontinued operations liabilities adjustment	(655,061)
Loss from continuing operations	(11,954,782)	(6,401,494)
Adjustments to reconcile net loss from continuing operations to net cash used by operating activities
Amortization	306,756	306,757
Depreciation	19,575	20,375
Change in allowance for doubtful accounts	(842)	(30,728)
Stock-based compensation - employees, directors and advisors	792,160	1,391,316
Stock issued for consulting services	1,014,267
Loss on embedded conversion feature of Senior Secured Notes	2,373,813
Loss on extinguishment of Senior Secured Notes	1,073,572
Gain on sale of property and equipment	(7,500)
Changes in assets - (increase)/decrease
Accounts receivable - trade	(51,068)	24,467
Inventory	46,659	103,619
Prepaid expenses	53,475	34,480
Due from Pulse Veterinary Technologies, LLC		27,837
Other	(86)	(8,166)
Changes in liabilities - increase/(decrease)
Accounts payable	379,130	(200,759)
Accrued employee compensation	(394,557)	(97,674)
Accrued expenses	141,656	531,333
Promissory notes - accrued interest	23,313	8,516
Interest payable	81,865
NET CASH USED BY OPERATING ACTIVITIES	(3,924,204)	(4,290,121)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of property and equipment	7,500
Purchase of property and equipment		(2,011)
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES	7,500	(2,011)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions payable for Senior Secured Notes	1,570,000	430,000
Proceeds from Public Offering, net	1,517,450
Proceeds from Private Placements	626,188
Proceeds from promissory notes	538,500
Proceeds from sale of capital stock - subscription agreement	75,000	25,000
Proceeds from employee stock option exercise	37,917
Payments of principal on promissory notes	(325,000)
Payments of principal on capital lease	(4,933)	(4,576)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,035,122	450,424
EFFECT OF EXCHANGE RATES ON CASH	(6,428)	2,650
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	111,990	(3,839,058)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	70,325	3,909,383
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	242,904	324,768
Cash paid for capital lease interest	530	858
CASH AND CASH EQUIVALENTS, END OF PERIOD	182,315	70,325
Senior Secured Notes [Member]
Adjustments to reconcile net loss from continuing operations to net cash used by operating activities
Accretion of interest and accrued interest on Senior Secured Notes	$ 2,178,390